Climate change and energy transition - Price sensitivity (Details) $ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($) € / $ $ / MMBTU $ / bbl $ / tCO2 € / t	Dec. 31, 2023 € / t	Dec. 31, 2020 € / t
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price (in USD/tCO2) | € / t	66	86	25
Equinor's assumptions for currency rates (EUR/USD) | € / $	1.15
2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price (in USD/tCO2) | € / t	136	130
2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price (in USD/tCO2) | € / t	165	150
Commodity | Management's price assumptions | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	80
TTF (in USD/MMbtu) | $ / MMBTU	8.3
EU ETS price (in USD/tCO2) | $ / tCO2	116
Commodity | Management's price assumptions | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	75
TTF (in USD/MMbtu) | $ / MMBTU	9.5
EU ETS price (in USD/tCO2) | $ / tCO2	156
Commodity | Management's price assumptions | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	70
TTF (in USD/MMbtu) | $ / MMBTU	9.5
EU ETS price (in USD/tCO2) | $ / tCO2	190
Commodity | Net Zero Emissions (NZE) by 2050 Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Illustrative potential impairment (USD) | $	$ 4.0
Commodity | Net Zero Emissions (NZE) by 2050 Scenario | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	42
TTF (in USD/MMbtu) | $ / MMBTU	4.5
EU ETS price (in USD/tCO2) | $ / tCO2	144
Commodity | Net Zero Emissions (NZE) by 2050 Scenario | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	30
TTF (in USD/MMbtu) | $ / MMBTU	4.2
EU ETS price (in USD/tCO2) | $ / tCO2	211
Commodity | Net Zero Emissions (NZE) by 2050 Scenario | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	25
TTF (in USD/MMbtu) | $ / MMBTU	4.1
EU ETS price (in USD/tCO2) | $ / tCO2	258
Commodity | Announced Pledges Scenario (APS) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	73
TTF (in USD/MMbtu) | $ / MMBTU	6.2
EU ETS price (in USD/tCO2) | $ / tCO2	139
Commodity | Announced Pledges Scenario (APS) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	64
TTF (in USD/MMbtu) | $ / MMBTU	5.4
EU ETS price (in USD/tCO2) | $ / tCO2	180
Commodity | Announced Pledges Scenario (APS) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	59
TTF (in USD/MMbtu) | $ / MMBTU	5.4
EU ETS price (in USD/tCO2) | $ / tCO2	206
Commodity | Announced Pledges Scenario (APS) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Illustrative potential impairment (USD) | $	$ 0.5